Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	ZLAB
Entity Registrant Name	ZAI LAB LIMITED
Entity Central Index Key	0001704292
Entity Common Stock, Shares Outstanding	68,375,511
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Title of 12(b) Security	American depositary shares, each representing oneordinary share, par value $0.00006 per share
Security Exchange Name	NASDAQ
Entity File Number	001-38205
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4560 Jinke Road
Entity Address, Address Line Two	Bldg. 1, Fourth FloorPudong
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Document Annual Report	true
Document Transition Report	false
Document Registration Statement	false
Document Shell Company Report	false
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	4560 Jinke Road
Entity Address, Address Line Two	Bldg. 1, Fourth FloorPudong
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
Contact Personnel Name	Samantha Du
City Area Code	86 21
Local Phone Number	6163 2588